Consolidated Statements of Comprehensive (Loss) Income (Parentheticals)	12 Months Ended
	Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 ¥ / shares shares	Sep. 30, 2022 ¥ / shares shares	Sep. 30, 2021 ¥ / shares shares
Income Statement [Abstract]
Weighted average number of ordinary shares used in computing net loss per share— diluted (in Shares)	2,805,073,364,600	2,805,073,364,600	1,025,842,445,700	146,069,290,900
Net (loss) earnings per share attributable to ordinary shareholders of FLJ Group Limited—Diluted | (per share)	$ 0.00	¥ 0.00	¥ 0.00	¥ 0.00
Net loss per share from continuing operations attributable to ordinary shareholders of FLJ Group Limited—diluted | (per share)	0.00	0.00	0.00	0.00
Net (loss) earnings from per share discontinued operations attributable to ordinary shareholders of FLJ Group Limited—diluted | (per share)	$ 0.00	¥ 0.00	¥ 0.00	¥ 0.00